Share-based payments - Additional information (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Jun. 30, 2022 shares	Dec. 31, 2021 Options shares	Dec. 31, 2020 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued but not exercised | shares	21,265,146	19,265,136	21,265,146
Number of share options granted in share-based payment arrangement | Options			3,147	16,817
Marcus Waley Cohen
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued but not exercised | shares			2,000,000
Number of share options granted in share-based payment arrangement | Options			2,000,000